Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2025	2024	2023
Sale of upholstery furniture	260,824	272,935	281,638
Sale of home furnishing accessories	34,478	37,610	38,199
Sales of Contract	3,357	—	—
Sale of polyurethane foam	2,329	1,932	2,509
Sale of other goods	7,229	6,320	6,272
Total	308,217	318,797	328,618

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2025	2024	2023
Europe, Middle East and Africa	152,059	153,033	159,570
Americas	118,028	125,063	122,820
Asia-Pacific	38,130	40,702	46,228
Total	308,217	318,797	328,618

Geographical location of customers	2025	2024	2023
United States of America	88,010	90,921	87,250
Italy	50,796	47,509	39,037
United Kingdom	26,114	32,252	36,291
China	21,295	22,178	26,211
Spain	12,826	13,534	11,634
Brazil	10,822	13,516	14,498
Mexico	10,148	9,913	8,197
Australia	5,744	5,723	6,256
Canada	5,413	7,275	8,117
Belgium	4,391	4,605	5,302
South Korea	3,713	3,395	3,518
Israel	3,190	3,514	3,371
United Arab Emirates	2,988	3,181	4,839
Other countries (none greater than 5%)	62,766	61,281	74,097
Total	308,217	318,797	328,618

Distribution channels	2025	2024	2023
Wholesale (distributors and retailers)	238,972	242,667	255,507
Directly operated stores (end consumers)	69,245	76,130	73,111
Total	308,217	318,797	328,618

Brands	2025	2024	2023
Natuzzi Editions	164,028	167,416	176,600
Natuzzi Italia	119,504	120,487	119,323
Private label	15,127	22,639	23,914
Other	9,558	8,255	8,781
Total	308,217	318,797	328,618

Timing of revenue recognition	2025	2024	2023
Goods transferred at a point in time	307,886	318,250	327,316
Goods and services transferred over time	331	547	1,302
Total	308,217	318,797	328,618

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory	The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/25	31/12/24
Trade receivables	32,508	32,819
Contract liabilities	26,678	30,373

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2025 and 2024 is as follows:

	31/12/25	31/12/24
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	4,428	4,811
Total	4,811	5,194
Sale of Natuzzi Display System
Within a year	884	851
More than a year	1,307	1,311
Total	2,191	2,162
Sale of Service-Type Warranties
Within a year	497	179
More than a year	1,121	260
Total	1,618	439